Investments - Schedule of Contractual Maturity (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Fair value
Fair value	$ 9,017	$ 11,187		$ 0
AeroFlexx
Amortized cost
Due within one year		0
Due after one year through five years		10,278
Due after five years		0
Amortized cost		10,278
Fair value
Due within one year		0
Due after one year through five years		11,187
Due after five years		0
Fair value		$ 11,187	$ 7,635	$ 0